STOCK OPTIONS	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS

NOTE 9. STOCK OPTIONS

The Group has stock option plans that allow it to grant options to its key employees. During the nine months ended September 30, 2018 and 2017, the Company did not issue any stock options and there were no stock options being issued or outstanding.